STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY
Summary of outstanding warrants to purchase common stock

The following table summarizes information with regard to outstanding warrants to purchase stock as of September 30, 2024:

	Number of Common
	Shares Issuable
	Upon Exercise of
	Outstanding	Exercise
Offering	Warrants	Price	Expiration Date
2024 Tranche A Warrants	6,739,918	$2.52	July 21, 2029
2024 Tranche B Warrants	8,214,278	$4.00	July 21, 2029
2024 Tranche C Warrants	4,267,152	$5.50	July 21, 2029
2023 Tranche B Preferred Warrants	439,560	$4.7775	September 8, 2028
2022 Common Warrants	4,201,044	$1.96	October 25, 2027
June 2020 Series H Common Warrants	720,796	$12.075	June 5, 2025
October 2017 Series D Common Warrants	31,085	$178.00	October 14, 2024
Total	24,613,833

The following table summarizes the outstanding warrants to purchase stock as of December 31, 2023:

	Number of
	Shares Issuable
	Upon
	Exercise of
	Outstanding	Exercise
Offering	Warrants	Price	Expiration Date
2023 Tranche A Preferred Warrants	13,846,154	$3.185	September 8, 2026	(1)
2023 Tranche B Preferred Warrants	7,179,487	$4.7775	September 8, 2028	(1)
2022 Common Warrants	4,748,221	$1.96	October 25, 2027	(2)
2022 Pre-Funded Common Warrants	1,079,136	$0.00001	N/A	(2)
June 2020 Series H Common Warrants	720,796	$12.075	June 5, 2025
May 2019 Series F Common Warrants	195,700	$24.00	May 20, 2024
May 2019 Series G Common Warrants	201,800	$24.00	May 20, 2024
October 2017 Series D Common Warrants	31,085	$178.00	October 14, 2024
Total	28,002,379
(1)	These warrants are described further under the caption “September 2023 Private Placement” above.
(2)	These warrants are described further under the caption “October 2022 Public Offering and Private Placement” above.